Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended			24 Months Ended	33 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%	24.53%	21.00%	21.00%
State income tax	2.00%	2.00%	2.00%
Impact of change in Federal income tax rate	0.00%	0.00%	(2.00%)
Other differences	(2.00%)	(3.00%)	(4.00%)
Effective income tax rate	21.00%	20.00%	21.00%